Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares India Health Care ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
EGShares India Health Care ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Healthcare Index (the “Healthcare Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Healthcare Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian healthcare companies included in the Healthcare Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund invests in the constituent companies of the Healthcare Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are healthcare companies domiciled in India having a market capitalization of at least $100 million at the time of purchase. The Fund defines Indian healthcare companies as companies that are included in the Healthcare Underlying Index at the time of purchase and includes emerging markets companies whose businesses involve: pharmaceuticals; healthcare providers and services; healthcare-related consumer goods; life sciences tools and services; and biotechnology.

The Fund intends to replicate the constituent securities of the Healthcare Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Healthcare Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India’s healthcare sectors. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Accordingly, the Fund is likely to be concentrated in the Indian healthcare industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Mauritius Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Healthcare Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Healthcare Underlying Index is concentrated. The Healthcare Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading emerging markets companies that INDXX, LLC determines to be representative of India's healthcare sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the Healthcare Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Healthcare Underlying Index, including the cost of buying and selling securities and of maintaining the Mauritius Subsidiary. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Healthcare Underlying Index.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Healthcare Underlying Index.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Healthcare Concentration Because the Healthcare Underlying Index is concentrated in the healthcare industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry. The profitability of companies in the healthcare industry may be affected by extensive government regulation, restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.

Foreign Investment Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, sub-adviser to the Fund, preventing the Fund from tracking the Healthcare Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk The Fund and the Mauritius Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
EGShares India Health Care ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA"), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.89% of net assets. The Agreement will remain in effect and will be contractually binding through July 31, 2013. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. This Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement.